Assets and liabilities held for sale - Balance sheet presentation (Details) $ in Millions	Mar. 31, 2021 AUD ($)
Assets / liabilities held for sale
Total assets held for sale	$ 4,359
Total liabilities held for sale	3,049
Assets and liabilities classified as held for sale
Assets / liabilities held for sale
Total assets held for sale	4,359
Total liabilities held for sale	3,049
Assets and liabilities classified as held for sale | Deposits and other borrowings
Assets / liabilities held for sale
Total liabilities held for sale	2,088
Assets and liabilities classified as held for sale | Other financial liabilities
Assets / liabilities held for sale
Total liabilities held for sale	120
Assets and liabilities classified as held for sale | Derivative financial instruments
Assets / liabilities held for sale
Total liabilities held for sale	6
Assets and liabilities classified as held for sale | Current tax liabilities
Assets / liabilities held for sale
Total liabilities held for sale	1
Assets and liabilities classified as held for sale | Provisions
Assets / liabilities held for sale
Total liabilities held for sale	20
Assets and liabilities classified as held for sale | Other liabilities
Assets / liabilities held for sale
Total liabilities held for sale	814
Assets and liabilities classified as held for sale | Cash and balances with central banks
Assets / liabilities held for sale
Total assets held for sale	792
Assets and liabilities classified as held for sale | Trading securities and financial assets measured at FVIS
Assets / liabilities held for sale
Total assets held for sale	282
Assets and liabilities classified as held for sale | Derivative financial instruments
Assets / liabilities held for sale
Total assets held for sale	7
Assets and liabilities classified as held for sale | Investment securities
Assets / liabilities held for sale
Total assets held for sale	550
Assets and liabilities classified as held for sale | Loans
Assets / liabilities held for sale
Total assets held for sale	1,819
Assets and liabilities classified as held for sale | Other financial assets
Assets / liabilities held for sale
Total assets held for sale	423
Assets and liabilities classified as held for sale | Intangible assets
Assets / liabilities held for sale
Total assets held for sale	243
Assets and liabilities classified as held for sale | Property and equipment
Assets / liabilities held for sale
Total assets held for sale	23
Assets and liabilities classified as held for sale | Deferred tax assets
Assets / liabilities held for sale
Total assets held for sale	25
Assets and liabilities classified as held for sale | Other assets
Assets / liabilities held for sale
Total assets held for sale	$ 195